UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.91%

Consumer Discretionary — 16.56%
Gentex Corp.	180,000	$3,294,000
Genuine Parts Co.	31,550	2,940,144
McDonalds Corp.	32,000	3,118,080
Omnicom Group, Inc.	40,640	3,169,107
Tupperware Brands Corp.	45,660	3,151,453

		15,672,784

Consumer Staples — 6.48%
Procter & Gamble Co.	35,200	2,884,288
Wal-Mart Stores, Inc.	39,500	3,248,875

		6,133,163

Energy — 11.44%
Chevron Corp.	28,580	3,000,328
Exxon Mobil Corp.	33,820	2,874,700
Helmerich & Payne, Inc.	23,290	1,585,350
Williams Cos., Inc./The	66,610	3,369,800

		10,830,178

Financials — 23.02%
ACE Ltd.	27,210	3,033,643
Aflac, Inc.	51,170	3,275,392
American Express Co.	40,440	3,159,173
BlackRock, Inc.	8,000	2,926,720
M&T Bank Corp.	24,660	3,131,820
T. Rowe Price Group, Inc.	37,670	3,050,517
Willis Group Holdings PLC	66,560	3,206,861

		21,784,126

Health Care — 15.80%
Baxter International, Inc.	44,540	3,050,990
Eli Lilly & Co.	41,480	3,013,522
Johnson & Johnson	28,690	2,886,214
Merck & Co., Inc.	52,790	3,034,369
Stryker Corp.	32,180	2,968,605

		14,953,700

Industrials — 12.78%
Norfolk Southern Corp.	27,360	2,815,891
United Parcel Service, Inc. - Class B	32,340	3,135,040
United Technologies Corp.	25,060	2,937,032
W.W. Grainger, Inc.	13,610	3,209,374

		12,097,337

Information Technology — 9.79%
Accenture PLC - Class A	34,000	3,185,460
Microsoft Corp.	74,330	3,021,886
Texas Instruments, Inc.	53,410	3,054,251

		9,261,597

Telecommunication Services — 3.04%
AT&T, Inc.	88,060	2,875,159

Total Common Stocks (Cost $72,603,967)		93,608,044

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Growth Fund Schedule of Investments – continued March 31, 2015 (Unaudited)
	Shares	Fair Value
Money Market Securities — 1.21%
Federated Prime Obligations Fund - Institutional Shares, 0.05% (a)	1,140,843	$1,140,843

Total Money Market Securities (Cost $1,140,843)		1,140,843

Total Investments – 100.12% (Cost $73,744,810)		94,748,887

Liabilities in Excess of Other Assets – (0.12)%		(113,466)

TOTAL NET ASSETS – 100.00%		$94,635,421

(a)	Rate disclosed is the seven day yield as of March 31, 2015.

Tax Related – At March 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$21,622,315
Unrealized depreciation	(734,780)

Net unrealized appreciation	$20,887,535

Aggregate cost of securities for income tax purposes	$73,861,352

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.89%

Consumer Discretionary — 17.05%
Buckle, Inc./The	38,800	$1,982,292
Columbia Sportswear Co.	32,694	1,991,065
Cracker Barrel Old Country Store, Inc.	7,705	1,172,239
Gentex Corp.	110,960	2,030,568
John Wiley & Sons, Inc. - Class A	29,300	1,791,402
MDC Holdings, Inc.	27,770	791,445
Men’s Wearhouse, Inc./The	37,950	1,980,990
Monro Muffler Brake, Inc.	16,240	1,056,412
Rent-A-Center, Inc.	50,300	1,380,232
Tupperware Brands Corp.	27,530	1,900,121

		16,076,766

Consumer Staples — 3.91%
Female Health Co./The	142,918	404,458
Nu Skin Enterprises, Inc. - Class A	20,800	1,252,368
Orchids Paper Products Co.	40,080	1,080,557
Universal Corp.	20,235	954,283

		3,691,666

Energy — 3.56%
Bristow Group, Inc.	19,960	1,086,822
EV Energy Partners LP (a)	26,880	358,310
World Fuel Services Corp.	33,350	1,916,958

		3,362,090

Financials — 16.62%
BancFirst Corp.	22,201	1,353,817
Brown & Brown, Inc.	59,360	1,965,410
Bryn Mawr Bank Corp.	61,388	1,866,809
First of Long Island Corp./The	8,904	227,052
Greenhill & Co., Inc.	42,100	1,669,265
Lazard Ltd.	31,370	1,649,748
Manning & Napier, Inc.	119,950	1,560,550
Merchants Bancshares, Inc.	46,029	1,342,666
South State Corp.	17,090	1,168,785
Sterling Bancorp	136,620	1,832,074
Tompkins Financial Corp.	8,743	470,811
TriCo Bancshares	23,493	566,886

		15,673,873

Health Care — 11.88%
Atrion Corp.	6,175	2,133,524
Landauer, Inc.	26,774	940,838
Meridian Bioscience, Inc.	67,150	1,281,222
PerkinElmer, Inc.	34,480	1,763,307
Psychemedics Corp.	104,696	1,737,954
Simulations Plus, Inc.	128,789	790,764
US Physical Therapy, Inc.	36,634	1,740,115
Utah Medical Products, Inc.	13,590	813,497

		11,201,221

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments – continued

March 31, 2015 (Unaudited)

	Shares	Fair Value
Industrials — 16.53%
A.O. Smith Corp.	24,850	$1,631,651
Applied Industrial Technologies, Inc.	39,610	1,795,917
Corporate Executive Board Co./The	24,349	1,944,511
Dun & Bradstreet Corp.	7,410	951,148
G&K Services, Inc., Class A	19,400	1,407,082
Hillenbrand, Inc.	52,240	1,612,649
Landstar System, Inc.	15,540	1,030,302
TAL International Group, Inc.	10,010	407,707
Valmont Industries, Inc.	11,030	1,355,366
Watsco, Inc.	12,020	1,510,914
Woodward, Inc.	38,130	1,945,011

		15,592,258

Information Technology — 16.71%
Blackbaud, Inc.	27,600	1,307,688
Broadridge Financial Solutions, Inc.	36,090	1,985,311
Communications Systems, Inc.	46,433	529,801
Global Payments, Inc.	18,620	1,707,082
Intersil Corp. - Class A	114,370	1,637,778
Littelfuse, Inc.	18,390	1,827,782
Mesa Laboratories, Inc.	26,915	1,943,263
MTS Systems Corp.	23,740	1,795,931
National Instruments Corp.	44,020	1,410,401
Plantronics, Inc.	20,812	1,101,995
TESSO Technologies, Inc.	20,928	516,084

		15,763,116

Materials — 5.67%
Compass Minerals International, Inc.	15,030	1,400,946
Cytec Industries, Inc.	35,804	1,934,848
HB Fuller Co.	31,720	1,359,836
RPM International, Inc.	13,600	652,664

		5,348,294

Real Estate Investment Trusts — 4.14%
Agree Realty Corp.	11,500	379,155
Coresite Realty Corp.	19,400	944,392
EPR Properties	27,100	1,626,813
Sun Communities, Inc.	14,300	954,096

		3,904,456

Utilities — 1.82%
Laclede Group, Inc./The	18,640	954,741
South Jersey Industries, Inc.	14,010	760,463

		1,715,204

Total Common Stocks (Cost $79,357,139)		92,328,944

Money Market Securities — 2.79%
Federated Prime Obligations Fund - Institutional Shares, 0.05% (b)	2,635,054	2,635,054

Total Money Market Securities (Cost $2,635,054)		2,635,054

Total Investments – 100.68% (Cost $81,992,193)		94,963,998

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments – continued

March 31, 2015 (Unaudited)

Fair Value
Liabilities in Excess of Other Assets – (0.68)%	$(645,011)

TOTAL NET ASSETS – 100.00%	$94,318,987

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of March 31, 2015.

Tax Related – At March 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$16,164,834
Unrealized depreciation	(2,968,982)

Net unrealized appreciation	$13,195,852

Aggregate cost of securities for income tax purposes	$81,768,146

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.37%

Consumer Discretionary — 19.18%
Buckle, Inc./The	1,390	$71,015
Darden Restaurants, Inc.	1,650	114,411
Mattel, Inc.	3,910	89,344
McDonalds Corp.	1,210	117,902
MDC Holdings, Inc.	1,910	54,435
Omnicom Group, Inc.	1,000	77,980
Staples, Inc.	6,780	110,412
Tupperware Brands Corp.	1,470	101,459

		736,958

Consumer Staples — 16.89%
Altria Group, Inc.	2,410	120,548
Coca-Cola Co./The	1,730	70,152
General Mills, Inc.	1,360	76,976
Kraft Foods Group, Inc.	1,260	109,765
Lorillard, Inc.	950	62,083
Philip Morris International, Inc.	1,410	106,215
Procter & Gamble Co.	1,260	103,244

		648,983

Energy — 10.23%
Chevron Corp.	1,040	109,179
ConocoPhillips	1,000	62,260
Ensco PLC - Class A (United Kingdom)	2,780	58,575
Total SA ADR (France)	1,430	71,014
Williams Cos., Inc./The	1,820	92,074

		393,102

Financials — 15.80%
Ares Capital Corp. (a)	4,600	78,982
BlackRock, Inc.	260	95,118
Capstead Mortgage Corp.	3,040	35,781
Greenhill & Co., Inc.	1,600	63,440
Mercury General Corp.	2,170	125,318
New York Community Bancorp, Inc.	5,900	98,707
People’s United Financial, Inc.	7,200	109,440

		606,786

Health Care — 6.24%
AstraZeneca PLC ADR (United Kingdom)	480	32,846
GlaxoSmithKline PLC ADR (United Kingdom)	1,470	67,841
Johnson & Johnson	690	69,414
Merck & Co., Inc.	1,210	69,551

		239,652

Industrials — 5.14%
Deere & Co.	840	73,660
Emerson Electric Co.	1,010	57,186
R.R. Donnelley & Sons Co.	3,470	66,589

		197,435

Information Technology — 8.82%
Accenture PLC - Class A (Ireland)	870	81,510
Intersil Corp. - Class A	4,910	70,311
Microsoft Corp.	2,170	88,221
Texas Instruments, Inc.	1,730	98,930

		338,972

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments – continued

March 31, 2015 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts — 4.97%
EPR Properties	1,330	$79,840
HCP, Inc.	2,570	111,050

		190,890

Telecommunication Services — 6.40%
AT&T, Inc.	3,040	99,256
BCE, Inc. ADR (Canada)	1,470	62,269
Verizon Communications, Inc.	1,730	84,130

		245,655

Utilities — 2.70%
Southern Co.	2,340	103,615

Total Common Stocks (Cost $3,727,731)		3,702,048

Money Market Securities — 3.72%
Federated Prime Obligations Fund - Institutional Shares, 0.05% (b)	143,018	143,018

Total Money Market Securities (Cost $143,018)		143,018

Total Investments – 100.09% (Cost $3,870,749)		3,845,066

Liabilities in Excess of Other Assets – (0.09)%		(3,525)

TOTAL NET ASSETS – 100.00%		$3,841,541

(a)	Business Development Company
(b)	Rate disclosed is the seven day yield as of March 31, 2015.

ADR — American Depositary Receipt

Tax Related – At March 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$172,478
Unrealized depreciation	(196,889)

Net unrealized depreciation	$(24,411)

Aggregate cost of securities for income tax purposes	$3,869,477

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

March 31, 2015

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “Dividend Opportunity Fund”) and the Crawford Dividend Yield Fund (the “Dividend Yield Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2015

(Unaudited)

happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

	Valuation Inputs
Dividend Growth Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$93,608,044	$—	$—	93,608,044
Money Market Securities	1,140,843	—	—	1,140,843
Total	$94,748,887	$—	$—	94,748,887
Dividend Opportunity Fund
Common Stocks*	92,328,944	—	—	92,328,944
Money Market Securities	2,635,054	—	—	2,635,054
Total	$94,963,998	$—	$—	94,963,998
Dividend Yield Fund				—
Common Stocks*	3,702,048	—	—	3,702,048
Money Market Securities	143,018	—	—	143,018

Total	$3,845,066	$—	$—	3,845,066

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended March 31, 2015, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, President

Date	5/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, President

Date	5/28/15

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	5/28/15